Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block1 [abstract]
Details of Provisions

Details of provisions

	As of January 1, 2022		Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2022
	$ in thousands
Pension	4,073	-	555	-	-	(2,238)	2,390
Employee litigation and severance	508	-	-	(169)	(73)	(33)	234
Commercial litigation	77	-	-	-	-	(4)	72
Other provision for charges	287				(97)	(18)	171
Total	4,944	-	555	(169)	(171)	(2,293)	2,867
Non-current provisions	4,073	-	555	-	-	(2,238)	2,390
Current provisions	871	-	-	(169)	(171)	(55)	477

	As of January 1, 2023	Additions	Amounts used during the period	Reversals	OCI	As of December 31, 2023
	$ in thousands
Pension	2,390	327	-	-	(517)	2,200
Employee litigation and severance	234	-	-	-	8	242
Commercial litigation	72	503	-	-	13	588
Provision for tax litigation	-	615	-	-	13	628
Other provision for charges	171	102	-	-	8	281
Total	2,867	1,547	-	-	(473)	3,940
Non-current provisions	2,390	327	-	-	(517)	2,200
Current provisions	477	1,219	-	-	44	1,740

Schedule of Estimation of Retirement Indemnity to Employee

As part of the estimation of our obligations, the following assumptions were used for all categories of employees:

	2021	2022	2023
% social security contributions	45.00%	45.00%	47.13%
Salary increases	3.50%	2.50%	2.50%
Discount rate	1.13%	3.72%	3.53%
Terms of retirement	Based on the employer initiative
Retirement age	65 years old	65 years old	66 years old

Summary of Net Defined Benefit Liability and Components

The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2021	(4,010)
Current service cost	(602)
Interest cost	(26)
Benefit paid	-
Actuarial gains and losses	231
Reclassification/CTA	334
As of December 31, 2021	(4,073)
Current service cost	(512)
Interest cost	(43)
Benefit paid	-
Actuarial gains and losses	2,227
Reclassification/CTA	11
As of December 31, 2022	(2,390)
Current service cost	(237)
Interest cost	(90)
Benefit paid
Actuarial gains and losses	597
Reclassification/CTA	(80)
As of December 31, 2023	(2,200)